Average Annual Total Returns - FidelitySeriesTotalMarketIndexFund-PRO - FidelitySeriesTotalMarketIndexFund-PRO - Fidelity Series Total Market Index Fund	Apr. 29, 2024
Fidelity Series Total Market Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	26.14%
Since Inception	12.05%	[1]
Fidelity Series Total Market Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	25.66%
Since Inception	11.53%	[1]
Fidelity Series Total Market Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	15.74%
Since Inception	9.48%	[1]
WA006
Average Annual Return:
Past 1 year	26.06%
Since Inception	12.03%	[1]

[1]	A From April 26, 2019 .